                        FRANK RUSSELL INVESTMENT COMPANY
                        Supplement dated May 14, 2002 to
                       STATEMENT OF ADDITIONAL INFORMATION

                               Dated March 1, 2002
        as Supplemented March 15, 2002, April 23, 2002 and April 30, 2002



     The following restates the description of Security Capital Research & Management Incorporated in the section entitled "Money Manager Information" for the Real Estate Securities Fund in its entirety in the Frank Russell Investment Company Statement of Additional Information:

                            MONEY MANAGER INFORMATION

                           REAL ESTATE SECURITIES FUND

     Security Capital Research & Management Incorporated is a wholly-owned subsidiary of Security Capital Investment Research Incorporated ("SCIR"), a publicly traded company. SCIR is a wholly-owned subsidiary of Security Capital Group Incorporated, a publicly traded company.

                        FRANK RUSSELL INVESTMENT COMPANY
                        Supplement dated May 14, 2002 to
                       STATEMENT OF ADDITIONAL INFORMATION
                                 (Fund of Funds)

                               Dated March 1, 2002
        as Supplemented March 15, 2002, April 23, 2002 and April 30, 2002



     The following restates the description of Security Capital Research & Management Incorporated in the section entitled "Money Manager Information" for the Real Estate Securities Fund in its entirety in the Frank Russell Investment Company Statement of Additional Information:

                            MONEY MANAGER INFORMATION

                           REAL ESTATE SECURITIES FUND

     Security Capital Research & Management Incorporated is a wholly-owned subsidiary of Security Capital Investment Research Incorporated ("SCIR"), a publicly traded company. SCIR is a wholly-owned subsidiary of Security Capital Group Incorporated, a publicly traded company.